Inventory (Components of Inventory) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Fuel	$ 382	$ 404
Materials	408	365
Inventory Total	$ 790	$ 769